Long-Term Employee Benefit Liabilities - Company's Retirement Medical Benefits Plans (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Non-current liability	$ 580	$ 532	$ 560
Retirement Medical Benefits Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning of year	36	41	39
Interest cost	2	2	2
Actuarial losses (gains) and changes in actuarial assumptions	5	(4)	3
Benefits paid	(2)	(2)	(3)
Foreign exchange		(1)
Ending funded status	41	36	41
Current liability	2	2	2
Non-current liability	39	34	39
Net amount	41	36	41
Unrecognized past service costs	2	2	3
Unrecognized actuarial gains	4	10	8
Total accumulated other comprehensive income	6	12	11
Interest cost	2	2	2
Actuarial gains	(1)	(2)	(1)
Past service cost amortization	(1)	(1)
Net periodic benefit cost		$ (1)	$ 1